NOTE 19: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Note 19 Financial Instruments And Risk Management
Summary of assets and liabilities held in foreign currencies	The table below summarizes the net monetary assets and liabilities held in foreign currencies:
	As at December 31,
	2018	2017
Canadian dollar net monetary liabilities	$171,578	$420,704
	$171,578	$420,704